Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases
Right-of-use assets	£ 7,145,000	£ 8,195,000
Additions to right-of-use assets	81,000	749,000
Lease liabilities:
Current	572,000	934,000
Non-current	7,899,000	7,707,000
Total lease liabilities	8,471,000	8,641,000	£ 8,880,000
Property
Leases
Right-of-use assets	6,879,000	7,740,000
Plant and machinery
Leases
Right-of-use assets	£ 266,000	£ 455,000